Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
December 31, 2023
MAG-K6-NPRT3-0224
1.9893881.104
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	61,640	8,610,492
Class C (a)	31,600	4,453,388
Meta Platforms, Inc. Class A (a)	23,672	8,378,941
		21,442,821
CONSUMER DISCRETIONARY - 13.1%
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	78,408	11,913,312
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A (a)	22,140	3,014,140
Hilton Worldwide Holdings, Inc.	18,941	3,448,967
Marriott International, Inc. Class A	13,362	3,013,265
		9,476,372
Specialty Retail - 3.7%
AutoZone, Inc. (a)	1,226	3,169,958
O'Reilly Automotive, Inc. (a)	3,190	3,030,755
TJX Companies, Inc.	35,260	3,307,741
		9,508,454
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	3,260	2,648,871
TOTAL CONSUMER DISCRETIONARY		33,547,009
CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Monster Beverage Corp.	49,370	2,844,206
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	7,836	5,172,387
TOTAL CONSUMER STAPLES		8,016,593
FINANCIALS - 11.5%
Capital Markets - 4.3%
Ares Management Corp.	24,080	2,863,594
Moody's Corp.	9,901	3,866,935
S&P Global, Inc.	10,216	4,500,352
		11,230,881
Financial Services - 4.4%
MasterCard, Inc. Class A	12,537	5,347,156
Visa, Inc. Class A	22,815	5,939,885
		11,287,041
Insurance - 2.8%
Arthur J. Gallagher & Co.	15,489	3,483,166
Marsh & McLennan Companies, Inc.	19,270	3,651,087
		7,134,253
TOTAL FINANCIALS		29,652,175
HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	56,060	3,240,829
Health Care Providers & Services - 3.6%
Cencora, Inc.	13,740	2,821,921
UnitedHealth Group, Inc.	12,231	6,439,255
		9,261,176
Life Sciences Tools & Services - 3.1%
Danaher Corp.	15,942	3,688,022
Thermo Fisher Scientific, Inc.	8,162	4,332,308
		8,020,330
Pharmaceuticals - 3.6%
Eli Lilly & Co.	9,447	5,506,845
Zoetis, Inc. Class A	18,737	3,698,122
		9,204,967
TOTAL HEALTH CARE		29,727,302
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.6%
HEICO Corp. Class A	22,162	3,156,755
TransDigm Group, Inc.	3,513	3,553,751
		6,710,506
Commercial Services & Supplies - 2.6%
Cintas Corp.	5,936	3,577,390
Copart, Inc.	64,606	3,165,694
		6,743,084
Construction & Engineering - 1.2%
Quanta Services, Inc.	14,733	3,179,381
Electrical Equipment - 2.6%
AMETEK, Inc.	17,367	2,863,645
Eaton Corp. PLC	15,485	3,729,098
		6,592,743
Professional Services - 3.4%
Automatic Data Processing, Inc.	13,681	3,187,263
Paychex, Inc.	23,750	2,828,863
Verisk Analytics, Inc.	11,726	2,800,872
		8,816,998
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	5,603	3,212,872
TOTAL INDUSTRIALS		35,255,584
INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 1.3%
Motorola Solutions, Inc.	10,494	3,285,566
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp. Class A	35,236	3,492,945
CDW Corp.	15,264	3,469,812
		6,962,757
IT Services - 3.2%
Accenture PLC Class A	13,790	4,839,049
Gartner, Inc. (a)	7,924	3,574,596
		8,413,645
Semiconductors & Semiconductor Equipment - 12.2%
ASML Holding NV (Netherlands)	3,600	2,717,595
Broadcom, Inc.	5,538	6,181,793
KLA Corp.	6,941	4,034,803
Lam Research Corp.	5,402	4,231,171
NVIDIA Corp.	22,379	11,082,528
ON Semiconductor Corp. (a)	37,234	3,110,156
		31,358,046
Software - 12.4%
Cadence Design Systems, Inc. (a)	11,746	3,199,258
Intuit, Inc.	6,446	4,028,943
Microsoft Corp.	57,192	21,506,476
Synopsys, Inc. (a)	6,013	3,096,154
		31,830,831
TOTAL INFORMATION TECHNOLOGY		81,850,845
MATERIALS - 5.5%
Chemicals - 3.0%
Linde PLC	10,835	4,450,043
Sherwin-Williams Co.	10,806	3,370,391
		7,820,434
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	7,052	3,518,313
Vulcan Materials Co.	12,679	2,878,260
		6,396,573
TOTAL MATERIALS		14,217,007
TOTAL COMMON STOCKS (Cost $170,914,713)		253,709,336

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $3,020,069)	3,019,465	3,020,069

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $173,934,782)	256,729,405
NET OTHER ASSETS (LIABILITIES) - 0.1%	355,161
NET ASSETS - 100.0%	257,084,566

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,390,714	42,704,120	42,074,765	74,298	-	-	3,020,069	0.0%
Total	2,390,714	42,704,120	42,074,765	74,298	-	-	3,020,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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